Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In response to Item 402(x)(1), during fiscal year 2024, there were no stock option or stock appreciation right awards granted to any of our NEOs. If in the future we anticipate granting stock options, stock appreciation rights, or similar option-like instruments, we will take into account the timing of material non-public information so that we do not make any such grants close in time to the release of material non-public information.